Schedule of Investments (unaudited) March 31, 2019	BlackRock LifePath Dynamic 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2040 Master Portfolio of Master Investment Portfolio	$270,805,127

Total Investments (Cost — $175,317,837) — 100.1%	270,805,127

Liabilities in Excess of Other Assets — (0.1)%	(185,571)

Net Assets — 100.0%	$270,619,556

BlackRock LifePath Dynamic 2040 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2040 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2019, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $270,805,127 and 100%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2019, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2019	LifePath Dynamic 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(f) — 90.5%

Equity Funds — 76.5%
Active Stock Master Portfolio	$118,737,838	$118,737,838
BlackRock Advantage Emerging Markets Fund — Class K(a)	1,987,880	20,713,723
BlackRock Tactical Opportunities Fund — Class K	587,604	8,144,196
International Tilts Master Portfolio	$38,234,020	38,234,020
iShares Edge MSCI Multifactor International ETF(b)	212,230	5,588,016
iShares Edge MSCI Multifactor USA ETF	242,674	7,530,174
iShares MSCI EAFE Small-Cap ETF(b)	141,321	8,117,478

		207,065,445

Fixed Income Funds — 9.5%
CoreAlpha Bond Master Portfolio	$17,865,814	17,865,814
iShares TIPS Bond ETF	40,010	4,523,818
Master Total Return Portfolio	$3,421,391	3,421,391

		25,811,023

Short-Term Securities — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(e)	6,847,940	6,850,679
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(e)	5,412,122	5,412,122

		12,262,801

Total Affiliated Investment Companies — 90.5% (Cost — $207,839,920)		245,139,269

	Shares

Common Stocks — 10.9%

Capital Markets — 0.0%
Centuria Capital Group	60,607	60,248

Equity Real Estate Investment Trusts (REITs) — 8.2%
Activia Properties, Inc.	77	319,881
Alexandria Real Estate Equities, Inc.(b)	4,903	698,972
alstria office REIT-AG	11,995	195,233
American Homes 4 Rent, Class A	10,978	249,420
Ascendas Real Estate Investment Trust	190,900	410,317
Assura PLC	236,372	176,713
AvalonBay Communities, Inc.	4,652	933,796
Big Yellow Group PLC	16,865	217,915
Boston Properties, Inc.	6,057	810,911
Canadian Apartment Properties REIT	8,743	336,085
Capital & Regional PLC	370,892	122,941
CareTrust REIT, Inc.	35,432	831,235
Comforia Residential REIT, Inc.	68	186,294
Crown Castle International Corp.	1,152	147,456
CyrusOne, Inc.	6,290	329,848
Daiwa House REIT Investment Corp.	178	394,873

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Derwent London PLC	3,924	$164,829
Douglas Emmett, Inc.	3,661	147,978
EPR Properties	7,633	586,978
Equinix, Inc.	474	214,798
Equity Residential	7,679	578,382
Extra Space Storage, Inc.(b)	5,319	542,059
Federal Realty Investment Trust	2,929	403,763
Gecina SA	1,890	279,584
GLP J-REIT	209	223,841
Highwoods Properties, Inc.	6,699	313,379
Host Hotels & Resorts, Inc.	40,972	774,371
Hudson Pacific Properties, Inc.	6,449	221,975
Hulic REIT, Inc.	118	201,076
Ichigo Office REIT Investment	165	158,107
Inmobiliaria Colonial Socimi SA	27,548	283,371
Invincible Investment Corp.	413	202,102
Invitation Homes, Inc.(b)	8,499	206,781
Japan Rental Housing Investments, Inc.	211	168,003
Kenedix Office Investment Corp.	49	340,194
Land Securities Group PLC	6,937	82,592
Link REIT	52,500	614,652
Mitsui Fudosan Logistics Park, Inc.	63	201,651
Prologis, Inc.	14,552	1,047,016
PRS REIT PLC	113,840	146,195
Regency Centers Corp.(b)	7,982	538,705
Rexford Industrial Realty, Inc.	15,044	538,726
RioCan Real Estate Investment Trust	24,455	484,397
Scentre Group	173,177	505,520
Segro PLC	43,777	384,277
Simon Property Group, Inc.	7,103	1,294,238
SL Green Realty Corp.	1,584	142,433
Spirit Realty Capital, Inc.	10,340	410,808
STAG Industrial, Inc.	4,824	143,032
Stockland	27,112	74,159
Sun Communities, Inc.	5,038	597,104
UDR, Inc.	13,422	610,164
Unibail-Rodamco-Westfield	3,919	642,452
Ventas, Inc.	10,586	675,493
VEREIT, Inc.	34,388	287,828
VICI Properties, Inc.	16,746	366,402
Welltower, Inc.	1,824	141,542

		22,302,847

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	1,713	142,368
Marriott International, Inc., Class A	1,148	143,603

		285,971

Household Durables — 0.1%
Glenveagh Properties PLC(a)(d)	141,149	139,809

Interactive Media & Services — 0.1%
NEXTDC Ltd.(a)	49,100	220,516

1

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 0.1%
GDS Holdings Ltd. — ADR(a)	6,676	$238,266

Real Estate Management & Development — 2.2%
Aedas Homes SAU(a)(d)	5,552	141,598
Aveo Group	25,057	35,078
Castellum AB	11,519	223,531
China Vanke Co. Ltd., Class H	92,932	391,142
City Developments Ltd.	23,400	156,603
CK Asset Holdings Ltd.	70,500	627,858
Deutsche Wohnen SE	4,664	226,322
Entra ASA(d)	16,341	246,803
Fabege AB	5,317	77,274
Godewind Immobilien AG(a)(d)	39,836	165,852
Grainger PLC	58,094	179,022
LEG Immobilien AG	3,490	428,872
Lend Lease Group	6,841	60,195
Mega Manunggal Property Tbk PT(a)	5,935,400	189,268
Mitsubishi Estate Co. Ltd.	21,800	395,559

Security	Shares	Value

Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd.	24,600	$619,712
Sumitomo Realty & Development Co. Ltd.	3,500	145,216
Sun Hung Kai Properties Ltd.	26,500	455,554
Swire Properties Ltd.	38,200	164,408
Tokyu Fudosan Holdings Corp.	26,460	158,564
Vonovia SE	14,047	728,977
Wharf Real Estate Investment Co. Ltd.	44,000	327,919

		6,145,327

Road & Rail — 0.1%
MTR Corp. Ltd.	26,000	161,093

Total Common Stocks — 10.9% (Cost — $26,146,314)		29,554,077

Total Investments — 101.4% (Cost — $233,986,234)		274,693,346

Liabilities in Excess of Other Assets — (1.4)%		(3,874,657)

Net Assets — 100.0%		$270,818,689

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Annualized 7-day yield as of period end.
(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$113,277,653	$5,460,185	(b)	—		$118,737,838	$118,737,838	$448,964		$217,913	$14,858,354
BlackRock Advantage Emerging Markets Fund — Class K	1,896,578	153,209		(61,906)		1,987,881	20,713,723	681,580		(57,370)	1,782,027
BlackRock Cash Funds: Institutional, SL Agency Shares	8,282,344	—		(1,434,404	)(c)	6,847,940	6,850,679	6,791	(d)	1,465	1,190
BlackRock Cash Funds: Treasury, SL Agency Shares	4,091,592	1,320,530	(b)	—		5,412,122	5,412,122	35,576		—	—
BlackRock Tactical Opportunities Fund — Class K	607,477	19,585		(39,458)		587,604	8,144,196	538,257		12,968	119,530
CoreAlpha Bond Master Portfolio	$16,279,448	$1,586,366	(b)	—		$17,865,814	17,865,814	139,924		114,080	628,186
International Tilts Master Portfolio	$34,811,321	$3,422,699	(b)	—		$38,234,020	38,234,020	310,381		(70,084)	4,712,911
iShares Edge MSCI Multifactor International ETF	287,336	—		(75,106)		212,230	5,588,016	1,814,964		127,892	590,244
iShares Edge MSCI Multifactor USA ETF	242,674	—		—		242,674	7,530,174	—		—	769,276
iShares MSCI EAFE Small-Cap ETF	141,321	—		—		141,321	8,117,478	—		—	794,224
iShares TIPS Bond ETF	32,193	7,817		—		40,010	4,523,818	—		—	119,602
Master Total Return Portfolio	$2,502,333	$919,058	(b)	—		$3,421,391	3,421,391	23,984		10,720	54,453

							$245,139,269	$4,000,421		$357,584	$24,429,997

(a)	Includes net capital gain distributions, if applicable.

2

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2040 Master Portfolio

(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year U.S. Treasury Note	59	06/19/19	$7,329	$102,454
U.S. Treasury Ultra Bond	85	06/19/19	14,280	532,478
S&P/TSX 60 Index	35	06/20/19	5,013	37,261
E-Mini MSCI EAFE Index	29	06/21/19	2,706	2,856
Russell 2000 E-Mini Index	65	06/21/19	5,017	35,070
S&P 500 E-Mini Index	50	06/21/19	7,095	170,104

				$880,223

3

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	90,000	USD	63,880	Citibank N.A.	04/15/19	$41
AUD	205,000	USD	144,425	Citibank N.A.	04/15/19	1,174
AUD	76,000	USD	53,801	State Street Bank and Trust Co.	04/15/19	178
ILS	155,000	USD	42,626	Goldman Sachs International	04/15/19	81
JPY	1,634,000	USD	14,721	Standard Chartered Bank	04/15/19	38
USD	34,100	AUD	48,000	Deutsche Bank AG	04/15/19	8
USD	79,136	AUD	110,000	Deutsche Bank AG	04/15/19	1,009
USD	94,530	AUD	131,000	JPMorgan Chase Bank N.A.	04/15/19	1,488
USD	34,046	CAD	45,000	Goldman Sachs International	04/15/19	360
USD	14,389	CAD	19,000	Standard Chartered Bank	04/15/19	166
USD	755	CAD	1,000	State Street Bank and Trust Co.	04/15/19	6
USD	10,573	CAD	14,000	State Street Bank and Trust Co.	04/15/19	93
USD	142,350	CAD	190,000	State Street Bank and Trust Co.	04/15/19	120
USD	23,151	CHF	23,000	State Street Bank and Trust Co.	04/15/19	24
USD	40,856	EUR	36,000	BNP Paribas S.A.	04/15/19	428
USD	35,349	EUR	31,000	Citibank N.A.	04/15/19	536
USD	239,082	EUR	208,000	Goldman Sachs International	04/15/19	5,500
USD	5,784	EUR	5,000	JPMorgan Chase Bank N.A.	04/15/19	169
USD	518,525	EUR	461,000	Standard Chartered Bank	04/15/19	828
USD	14,841	EUR	13,000	State Street Bank and Trust Co.	04/15/19	242
USD	26,263	EUR	23,000	State Street Bank and Trust Co.	04/15/19	434
USD	242,109	EUR	210,000	State Street Bank and Trust Co.	04/15/19	6,282
USD	10,511	GBP	8,000	Nomura International PLC	04/15/19	84
USD	210,519	GBP	161,000	State Street Bank and Trust Co.	04/15/19	686
USD	131,439	HKD	1,028,000	Barclays Bank PLC	04/15/19	430
USD	419,039	HKD	3,288,000	Citibank N.A.	04/15/19	13
USD	86,635	HKD	678,000	Deutsche Bank AG	04/15/19	230
USD	141,516	HKD	1,107,000	Deutsche Bank AG	04/15/19	438
USD	23,090	HKD	181,000	State Street Bank and Trust Co.	04/15/19	23
USD	235,733	IDR	3,359,202,000	State Street Bank and Trust Co.	04/15/19	540
USD	35,536	JPY	3,919,000	Goldman Sachs International	04/15/19	136
USD	208,331	JPY	22,507,000	Goldman Sachs International	04/15/19	5,029
USD	561,193	JPY	62,121,000	Nomura International PLC	04/15/19	64
USD	32,788	JPY	3,621,000	State Street Bank and Trust Co.	04/15/19	80
USD	9,369	NOK	80,000	BNP Paribas S.A.	04/15/19	89
USD	23,368	NOK	201,000	Nomura International PLC	04/15/19	51
USD	14,987	NOK	128,000	Royal Bank of Canada	04/15/19	139
USD	321,059	NOK	2,728,000	State Street Bank and Trust Co.	04/15/19	4,602
USD	26,685	SEK	238,000	Goldman Sachs International	04/15/19	1,061
USD	32,442	SEK	300,000	State Street Bank and Trust Co.	04/15/19	143
USD	64,652	SEK	598,000	State Street Bank and Trust Co.	04/15/19	270
USD	33,968	SGD	46,000	Citibank N.A.	04/15/19	18
USD	55,500	SGD	75,000	Goldman Sachs International	04/15/19	146
USD	84,937	SGD	115,000	State Street Bank and Trust Co.	04/15/19	60
AUD	16,845,866	USD	11,853,627	Deutsche Bank AG	06/19/19	125,103
CAD	7,061,115	USD	5,259,652	Bank of America N.A.	06/19/19	34,475
JPY	191,570,462	USD	1,736,558	Bank of America N.A.	06/19/19	2,456
USD	3,798,377	EUR	3,358,159	Bank of America N.A.	06/19/19	6,534

						202,105

4

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	415,000	USD	299,074	Goldman Sachs International	04/15/19	$(4,324)
AUD	81,000	USD	57,651	State Street Bank and Trust Co.	04/15/19	(121)
AUD	129,000	USD	92,459	State Street Bank and Trust Co.	04/15/19	(838)
CAD	3,000	USD	2,247	Bank of America N.A.	04/15/19	(1)
CAD	31,000	USD	23,578	Citibank N.A.	04/15/19	(372)
CAD	71,000	USD	53,513	Goldman Sachs International	04/15/19	(364)
CHF	310,000	USD	318,803	Deutsche Bank AG	04/15/19	(7,095)
EUR	34,000	USD	38,671	Nomura International PLC	04/15/19	(489)
EUR	125,000	USD	143,341	Nomura International PLC	04/15/19	(2,967)
GBP	24,000	USD	31,894	Citibank N.A.	04/15/19	(615)
GBP	1,000	USD	1,325	Goldman Sachs International	04/15/19	(22)
GBP	173,000	USD	229,874	JPMorgan Chase Bank N.A.	04/15/19	(4,401)
HKD	683,000	USD	87,280	Barclays Bank PLC	04/15/19	(238)
HKD	40,000	USD	5,099	Citibank N.A.	04/15/19	(1)
HKD	1,463,000	USD	187,005	Citibank N.A.	04/15/19	(558)
HKD	1,063,000	USD	135,730	Standard Chartered Bank	04/15/19	(260)
HKD	117,000	USD	14,919	State Street Bank and Trust Co.	04/15/19	(8)
IDR	652,926,000	USD	45,733	Deutsche Bank AG	04/15/19	(18)
JPY	22,460,000	USD	207,528	Bank of America N.A.	04/15/19	(4,651)
JPY	5,329,000	USD	48,175	Citibank N.A.	04/15/19	(39)
JPY	21,226,000	USD	197,465	Goldman Sachs International	04/15/19	(5,734)
JPY	796,000	USD	7,192	JPMorgan Chase Bank N.A.	04/15/19	(2)
JPY	3,505,000	USD	31,875	Nomura International PLC	04/15/19	(215)
JPY	5,263,000	USD	47,703	Nomura International PLC	04/15/19	(164)
NOK	678,000	USD	79,317	Bank of America N.A.	04/15/19	(667)
NOK	238,000	USD	27,905	State Street Bank and Trust Co.	04/15/19	(296)
NZD	50,000	USD	34,180	State Street Bank and Trust Co.	04/15/19	(122)
SEK	707,000	USD	78,861	JPMorgan Chase Bank N.A.	04/15/19	(2,744)
SEK	484,000	USD	53,787	Standard Chartered Bank	04/15/19	(1,679)
SEK	820,000	USD	92,350	Standard Chartered Bank	04/15/19	(4,067)
SEK	204,000	USD	22,160	State Street Bank and Trust Co.	04/15/19	(197)
SGD	185,000	USD	136,988	Barclays Bank PLC	04/15/19	(447)
SGD	35,000	USD	25,901	State Street Bank and Trust Co.	04/15/19	(69)
SGD	155,000	USD	114,471	State Street Bank and Trust Co.	04/15/19	(72)
USD	199,427	AUD	281,000	Citibank N.A.	04/15/19	(150)
USD	84,002	GBP	65,000	Barclays Bank PLC	04/15/19	(713)
USD	106,145	GBP	82,000	JPMorgan Chase Bank N.A.	04/15/19	(726)
USD	130,486	GBP	101,000	State Street Bank and Trust Co.	04/15/19	(1,149)
USD	10,618	JPY	1,185,000	Goldman Sachs International	04/15/19	(86)
USD	476,818	JPY	53,156,000	Goldman Sachs International	04/15/19	(3,331)
USD	181,556	JPY	20,243,000	Nomura International PLC	04/15/19	(1,295)
USD	54,792	JPY	6,102,000	State Street Bank and Trust Co.	04/15/19	(326)
EUR	10,538,256	USD	11,919,800	Bank of America N.A.	06/19/19	(20,598)
USD	4,733,370	AUD	6,727,302	Bank of America N.A.	06/19/19	(50,269)
USD	2,979,804	CAD	4,000,000	Nomura International PLC	06/19/19	(19,227)
USD	3,600,912	JPY	397,306,290	Bank of America N.A.	06/19/19	(5,704)

						(147,431)

	Net Unrealized Appreciation					$54,674

5

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments:
Equity Funds	$50,093,587	$—	$—	$50,093,587
Fixed Income Fund	4,523,818	—	—	4,523,818
Short-Term Securities	12,262,801	—	—	12,262,801
Common Stocks:
Capital Markets	60,248	—	—	60,248
Equity Real Estate Investment Trusts (REITs)	17,076,324	5,226,523	—	22,302,847
Hotels, Restaurants & Leisure	285,971	—	—	285,971
Household Durables	139,809	—	—	139,809
Interactive Media & Services	—	220,516	—	220,516
IT Services	238,266	—	—	238,266
Real Estate Management & Development	344,874	5,800,453	—	6,145,327
Road & Rail	—	161,093	—	161,093

	$85,025,698	$11,408,585	$—	$96,434,283

Investments Valued at Net Asset Value (“NAV”)(a)				178,259,063

				$274,693,346

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Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2040 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$202,105	$—	$202,105
Interest rate contracts	634,932	—	—	634,932
Equity contracts	245,291	—	—	245,291
Liabilities:
Forward foreign currency contracts	—	(147,431)	—	(147,431)

	$880,223	$54,674	$—	$934,897

(a)

As of March 31, 2019, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

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